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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Amy Rosenow             Chicago, Illinois   February 12, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                        -----------------

Form 13F Information Table Entry Total:                16
                                        -----------------

Form 13F Information Table Value Total:           197,114
                                        -----------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE


      COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ----------- --------- -------- ---------------------- ------------ ---------- -----------------------
                             TITLE               VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------- ----------- --------- -------- --------- ----- ------ ------------ ---------- ------ ---------- -----
Accredited Home Lenders
 Hld Co                        COM    00437P107    2.954   107,995  SH              OTHER         *               107,995
Assisted Living Concepts
 Inc.                          COM    04544X102    9,907 1,001,700  SH              OTHER         *             1,001,700
Biosante Pharmaceuticals
 Inc.                          COM    09065V203    1,192   430,371  SH              OTHER         *               430,371
CBS Corp.                      COM    124857202   12,877   413,000  SH              OTHER         *               413,000
Directed Electronics
 Inc.                          COM    254575103    3,442   300,600  SH              OTHER         *               300,600
Gametech International
 Inc.                          COM    36466D102    4,749   396,100  SH              OTHER         *               396,100
Lance Inc.                     COM    514606102   14,394   716,852  SH              OTHER         *               716,852
Maximus Inc.                   COM    577933104   22,771   739,800  SH              OTHER         *               739,800
MGIC Investment Corp.          COM    552848103   26,861   429,500  SH              OTHER         *               429,500
Minerals Technologies
 Inc.                          COM    603158106   12,807   217,850  SH              OTHER         *               217,850
Mohawk Industries Inc.         COM    608190104    9,732   130,000  SH              OTHER         *               130,000
Sanderson Farms Inc.           COM    800013104   34,469 1,137,950  SH              OTHER         *             1,137,950
Sharper Image Corp.            COM    820013100    1,673   180,833  SH              OTHER         *               180,833
TRW Automotive Holdings
 Corp.                         COM    87264S106   14,156   547,200  SH              OTHER         *               547,200
Whirlpool Corp                 COM    963320106   25,130   302,700  SH              OTHER         *               302,700

     *This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.